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                         [letterhead of General American]

                                    VIA EDGAR

CHRISTOPHER A. MARTIN
COUNSEL
PHONE:  (314) 444-0499
Fax:    (314) 444-0510


                                   May 14, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                              Re:   Security Equity Life Insurance Company
                                    Separate Account 26
                                    File Nos. 33-87248 and 811-8888

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), Security Equity Life Insurance Company Separate Account 26 (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 filed to the Registrant's Registration Statement, and (ii) the text of the Post-Effective Amendment was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (314)
444-0499.

                                    Sincerely,

                                    /s/ Christopher A. Martin

                                    Christopher A. Martin


CAM:vq

Enclosures

cc:   Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.